Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, by Maturity [Abstract]
June 30, 2014	$ 13,500
June 30, 2015	18,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855
Total principal payments	2,819,168
Less: Deferred financing costs	(47,802)	(54,090)
Total debt	$ 2,771,366	$ 2,853,410